Summary of Company's Revenue Generated by Saas Product (Details) - Revenue Benchmark [Member] - Product Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Product Information [Line Items]
Percentage	100.00%	100.00%
Reach [Member]
Product Information [Line Items]
Percentage	2.20%	3.80%
Demio [Member]
Product Information [Line Items]
Percentage	34.20%	91.00%
OpenReel [Member]
Product Information [Line Items]
Percentage	45.00%	5.20%
Vidello [Member]
Product Information [Line Items]
Percentage	18.60%